Schedule of Investments - Virtus Duff & Phelps Clean Energy ETF

October 31, 2023 (unaudited)

Security Description	Shares	Value
COMMON STOCKS - 94.7%
Energy - 8.6%
Cameco Corp. (Canada)	3,838	$157,012
EnLink Midstream LLC*	15,341	188,541
Green Plains, Inc.*	1,840	54,059
Williams Cos., Inc. (The)	4,107	141,281
Total Energy		540,893
Industrials - 26.9%
Array Technologies, Inc.*	8,274	143,388
Bloom Energy Corp. Class A*	13,374	139,090
Chart Industries, Inc.*	1,294	150,402
Fluence Energy, Inc.*	6,759	117,066
Hubbell, Inc.	337	91,024
Nexans SA (France)	2,067	145,879
Plug Power, Inc.*	16,513	97,262
Prysmian SpA (Italy)	4,969	185,544
Shoals Technologies Group, Inc. Class A*	7,011	107,689
Sungrow Power Supply Co., Ltd. Class A (China)	5,000	57,494
Sunrun, Inc.*	7,839	75,646
Vestas Wind Systems A/S (Denmark)*	10,061	217,173
Xylem, Inc.	1,783	166,782
Total Industrials		1,694,439
Information Technology - 11.3%
Enphase Energy, Inc.*	1,489	118,495
First Solar, Inc.*	2,354	335,327
Meyer Burger Technology AG (Switzerland)*	270,398	72,352
SolarEdge Technologies, Inc.*	1,552	117,874
TE Connectivity Ltd.	560	65,996
Total Information Technology		710,044
Materials - 1.5%
MP Materials Corp.*	5,744	94,202
Utilities - 46.4%
AES Corp. (The)	11,323	168,713
Alliant Energy Corp.	3,792	185,012
Ameren Corp.	2,432	184,127
China Longyuan Power Group Corp. Ltd. Class H (China)	111,000	94,045
Clearway Energy, Inc. Class C	3,325	72,186
Consolidated Edison, Inc.	2,432	213,505
Constellation Energy Corp.	1,720	194,222
Dominion Energy, Inc.	2,270	91,526
EDP - Energias de Portugal SA (Portugal)	69,042	290,022
EDP Renovaveis SA (Spain)	6,557	105,388
Encavis AG (Germany)*	9,885	128,702
Fortum OYJ (Finland)	16,353	193,795
Iberdrola SA (Spain)	18,773	208,569
NextEra Energy, Inc.	1,941	113,160
Orsted AS (Denmark)(1)	2,967	142,929
RWE AG (Germany)	4,428	169,279
Southern Co. (The)	2,817	189,584
SSE PLC (United Kingdom)	4,284	85,030
Verbund AG (Austria)	990	85,897
Total Utilities		2,915,691
Total Common Stocks
(Cost $7,013,524)		5,955,269
Security Description	Shares	Value
PREFERRED STOCK - 1.4%

Utilities - 1.4%
Cia Energetica de Minas Gerais, 9.03% (Brazil)
(Cost $93,771)	36,900	$85,924

TOTAL INVESTMENTS - 96.1%
(Cost $7,107,295)		6,041,193
Other Assets in Excess of Liabilities - 3.9%		244,025
Net Assets - 100.0%		$6,285,218

*	Non-income producing security.
(1)	Security was purchased pursuant to Rule 144A under the Securities Act of 1933 and may not be resold subject to that rule except to qualified institutional buyers. Unless otherwise noted, 144A securities are deemed to be liquid. At October 31, 2023, the aggregate value of these securities was $142,929, or 2.3% of net assets.

Schedule of Investments - Virtus Duff & Phelps Clean Energy ETF (continued)

October 31, 2023 (unaudited)

Fair Value Measurements
The Fund utilizes a fair value hierarchy which prioritizes the inputs to valuation techniques used to measure fair value into three broad levels. Level 1 includes unadjusted quoted prices in active markets for identical assets or liabilities that the Fund has the ability to access. Level 2 includes observable inputs other than quoted prices included in Level 1 that are observable for the asset or liability, either directly or indirectly. These inputs may include quoted prices for the identical instrument on an inactive market, prices for similar securities, interest rates, prepayment speeds, credit risk, yield curves, default rates and similar data. Level 3 includes unobservable inputs for the asset or liability, to the extent relevant observable inputs are not available; representing the Fund's own assumptions about the assumptions a market participant would use in valuing the asset or liability, and would be based on the best information available. The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities.
The following table summarizes valuation of the Fund’s investments under the fair value hierarchy levels as of October 31, 2023.

	Level 1	Level 2	Level 3	Total
Asset Valuation Inputs
Common Stocks	$5,955,269	$—	$—	$5,955,269
Preferred Stock	85,924	—	—	85,924
Total	$6,041,193	$—	$—	$6,041,193